ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.          ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2020	2019
Trade payables	$42,975	$36,253
Accrued liabilities	9,902	9,242
Lease obligations	8,806	14,118
DSU liability	2,980	1,745
RSU liability	2,766	3,811
Royalty payable	1,675	1,142
Accrued interest on convertible notes	660	660
Accrued interest on loan facility	18	29
Employee benefit liability	—	4,620
	$69,782	$71,620
Non-current portion of lease obligations	(3,822)	(8,130)
Non-current portion of RSU liability	(1,132)	(802)
Current portion of accounts payable and accrued liabilities	$64,828	$62,688

Under the terms of the Executive Chairman's ("Exec Chair") employment agreement, the Exec Chair was entitled to a retirement allowance in the event the Exec Chair terminated his employment with the Company. Upon the retirement of the Exec Chair on December 31, 2019, the retirement allowance was paid in the amount of $4,620  (C$6,000).

(a)Lease obligations

As at December 31, 2020, the Company’s undiscounted lease obligations consisted of the following:

	December 31,	December 31,
	2020	2019
Gross lease obligation - minimum lease payments
1 year	$5,320	$6,549
2-3 years	3,755	6,689
4-5 years	292	1,849
	$9,367	$15,087
Future interest expense on lease obligations	(561)	(969)
	$8,806	$14,118

For the year ended December 31, 2020, interest expense on lease obligations was $591 (2019 – $836). Total cash payments on lease obligations and short-term leases were $6,168 (2019 – $6,484) and $965 (2019 - 1,150), respectively.

Variable lease payments not included in the measurement of lease obligations were nil as at December 31, 2020. There were not extension options which were reasonably certain to be exercised. As at December 31, 2020, there were no significant leases with residual value guarantees or leases not yet commenced to which the Company is committed.